GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]

The following is the roll-forward of the goodwill balance during the years ended December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
Balance at the beginning of the year	Ps.	7,318,594	Ps.	6,901,056
Impairment charge		(13,041)		—
Effect of movements in exchange rates (1)		43,034		417,538
Balance at the end of the year	Ps.	7,348,587	Ps.	7,318,594
(1)	The foreign exchange adjustment is attributable to Leasing Bogotá Panamá

Disclosure of information for cash-generating units [text block]

The following is the detail of goodwill assigned by cash generating units (CGU) representing the lowest identifiable level within Grupo Aval and monitored by management. In addition the values of goodwill are not greater than the identified business’ segments:

Goodwill carrying amount
	December 31,		December 31,
CGU	2019		2018
Leasing Bogotá Panamá (2)	Ps.	5,148,935	Ps.	5,105,901
Banco de Bogotá S.A. over Megabanco (1)		465,905		465,905
Promigas S.A. and Subsidiaries		169,687		169,687
Concesionaria Panamericana S.A.S.		106,874		119,915
Concesionaria Covipacífico S.A.S.		102,376		102,376
Hoteles Estelar S.A.		6,661		6,661
Banco de Occidente S.A. over Banco Unión (1)		22,724		22,724
Banco Popular S.A.		358,401		358,401
Banco de Bogotá S.A.		301,222		301,222
Banco de Occidente S.A.		127,571		127,571
Sociedad Administradora de Pensiones y Cesantías Porvenir S.A.		538,231		538,231
	Ps.	7,348,587	Ps.	7,318,594

(1)     Goodwill recognized as a result of mergers into these entities.

(2)     The change presented corresponds to the foreign exchange adjustment attributable to Leasing Bogotá Panamá.

Disclosure of detailed information about averages of primary premises used in reports on impairment of cash Generating units with allocated goodwill [Text Block]

The following table shows the averages of the main assumptions used in the reports on impairment of the cash-generating units with allocated goodwill, based on the impairment assessments done on the indicated dates. Although the valuation exercise includes a 10 year projection, the following tables only show the first 5 years as, following the first year of projection, rates are generally stable with no significant variations.

December 31, 2019
	2020	2021	2022	2023	2024
Lending rate on the loan portfolio and investments	11.3%	11.4%	11.4%	11.3%	11.3%
Borrowing rate	2.8%	2.8%	2.8%	2.8%	2.8%
Growth in income from commissions	(0.2)%	6.6%	8.4%	8.7%	8.7%
Growth in expenses	5.9%	5.5%	5.4%	5.7%	6.2%
Discount rate after taxes	11.5%
Growth rate after ten years	3.0%

December 31, 2018
	2019	2020	2021	2022	2023
Lending rate on the loan portfolio and investments	11.4%	11.4%	11.4%	11.3%	11.3%
Borrowing rate	2.9%	3.0%	3.0%	3.0%	3.0%
Growth in income from commissions	2.0%	7.7%	8.0%	7.8%	7.7%
Growth in expenses	5.3%	6.2%	5.8%	6.0%	6.3%
Discount rate after taxes	11.8%
Growth rate after ten years	3.0%

Disclosure of detailed information about allocation of goodwill to cash generating units [Text Block]

That goodwill was allocated to the groups of cash-generating units inside Banco de Bogotá involved in the following lines of business:

	Share (%)	Value
Commercial	32.7%	Ps.	152,539
Consumer	30.8%		143,287
Payroll installment loans	27.0%		125,934
Vehicles	6.7%		31,304
Microcredit	2.8%		12,841
Total	100.0%	Ps.	465,905

Disclosure of detailed information about main premises used in latest impairment tests of cash Generating units with allocated goodwill [Text Block]

The following table shows the main assumptions used in the latest impairment tests of the groups of cash-generating units with allocated goodwill.

December 31, 2019
	2020	2021	2022	2023	2024
Lending rate on the loan portfolio and investments	9.0%	9.4%	10.0%	10.3%	10.4%
Borrowing rate	3.7%	3.7%	4.1%	4.4%	4.3%
Growth in income from commissions	13.0%	7.8%	7.8%	8.4%	8.6%
Growth in expenses	0.1%	5.3%	5.7%	5.2%	4.9%
Inflation	3.2%	2.7%	3.5%	3.3%	3.3%
Discount rate after taxes	13.0%
Growth rate after five years	3.3%

December 31, 2018
	2019	2020	2021	2022	2023
Lending rate on the loan portfolio and investments	9.4%	10.0%	10.1%	10.3%	10.5%
Borrowing rate	3.5%	3.8%	3.9%	4.2%	4.3%
Growth in income from commissions	9.9%	7.5%	8.0%	7.9%	8.3%
Growth in expenses	3.7%	3.9%	3.1%	3.5%	3.6%
Inflation	2.9%	3.1%	2.7%	3.5%	3.3%
Discount rate after taxes	14.0%
Growth rate after five years	3.1%

Disclosure of detailed information about main premises used in impairment test reports taken as basis for impairment testing [Text Block]

The following are the main assumptions used in the impairment test reports taken as the basis for impairment testing on the dates listed, although the valuation exercise includes a 20 years projection, the following tables only show the first 5 years as reates, following the first year of projection, are generally stable with no significant variations.

December 31, 2019
	2020	2021	2022	2023	2024
Interest rate on investments	2.7%	2.8%	3.2%	3.1%	3.1%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	0.7%	6.3%	7.5%	6.5%	6.4%
Growth in expenses	3.4%	4.8%	5.5%	(0.5)%	3.2%
Inflation	3.2%	2.7%	3.5%	3.3%	3.3%
Discount interest rate after taxes	12.0%
Growth rate after twenty years	3.2%

December 31, 2018
	2019	2020	2021	2022	2023
Interest rate on investments	4.6%	5.7%	5.7%	6.5%	6.3%
Borrowing rate	6.3%	6.3%	6.3%	6.3%	6.3%
Growth in income from commissions	1.0%	9.4%	7.5%	7.8%	6.8%
Growth in expenses	4.3%	4.6%	5.6%	6.6%	0.5%
Inflation	2.9%	3.1%	2.7%	3.5%	3.3%
Discount interest rate after taxes	13.0%
Growth rate after twenty years	3.1%